Long-term debt - Schedule of Long-term Debt (Detail)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Less: current portion	CAD (10,075,000)		CAD (8,945,000)
Long-term debt, excluding current portion	3,903,340,000		1,477,850,000
Senior Unsecured Notes
Debt Instrument [Line Items]
Long-term debt	3,913,415,000		1,486,795,000
Less: current portion	(10,075,000)		(8,945,000)
Long-term debt, excluding current portion	CAD 3,903,340,000		1,477,850,000
Senior Unsecured Notes | Canadian Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.99%	4.99%
Par value	CAD 490,000,000
Long-term debt	CAD 487,389,000		481,991,000
Senior Unsecured Notes | Canadian Dollar Senior Secured Project Notes
Debt Instrument [Line Items]
Weighted average coupon	10.29%	10.29%
Par value	CAD 35,600,000
Long-term debt	CAD 35,600,000		37,347,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	4.16%	4.16%
Par value | $		$ 525,000,000
Long-term debt	CAD 700,600,000		721,581,000
Senior Unsecured Notes | U.S. Dollar Senior Unsecured Utility Notes
Debt Instrument [Line Items]
Weighted average coupon	5.68%	5.68%
Par value | $		$ 130,709,000
Long-term debt	CAD 174,206,000		186,446,000
Senior Unsecured Notes | U.S Dollar Senior Secured Utility Bonds
Debt Instrument [Line Items]
Weighted average coupon	6.97%	6.97%
Par value | $		$ 83,500,000
Long-term debt	CAD 132,551,000		32,130,000
Revolving Credit Facility | Senior Unsecured Notes
Debt Instrument [Line Items]
Weighted average coupon	0.00%	0.00%
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt	CAD 242,947,000		27,300,000
Revolving Credit Facility | Senior Unsecured Notes | Senior Unsecured Bank Credit Facilities
Debt Instrument [Line Items]
Long-term debt	CAD 2,140,122,000		CAD 0